Other Financial Assets - Summary of Other Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Financial Assets [Line Items]
Hedging derivatives, current	$ 20,038,433	$ 121,443
Non- hedging derivatives, current	402,716
Financial assets held to maturity, current	82,127	365,663
Other current financial assets	20,523,276	487,106
Hedging derivatives, non-current	30,789,703	25,533,188
Non- hedging derivatives, non-current	0	0
Financial assets held to maturity, non-current		652,733
Other non-current financial assets	33,391,398	28,802,568
Quoted Equity Securities [Member]
Disclosure Of Other Financial Assets [Line Items]
Available-for-sale financial investments, current	0	0
Available-for-sale financial investments, non-current	6,353	407
Non Quoted Equity Securities [Member]
Disclosure Of Other Financial Assets [Line Items]
Available-for-sale financial investments, current	0	0
Available-for-sale financial investments, non-current	$ 2,595,342	$ 2,616,240